OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
OTHER RECEIVABLES
OTHER RECEIVABLES

(in thousands of $)	2017	2016
Agent receivables	4,794	2,070
Advances	664	486
Claims receivables	1,819	420
Other receivables	18,160	8,011
	25,437	10,987

Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2017 and December 31, 2016.